WARRANTS (Details Narrative)					12 Months Ended
	Dec. 29, 2021 USD ($) $ / shares shares	Sep. 28, 2021 USD ($)	Sep. 16, 2021 USD ($) $ / shares shares	Aug. 26, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 17, 2021 $ / shares shares	Nov. 15, 2018 $ / shares shares	Nov. 09, 2015 USD ($) $ / shares shares
Fair Value Adjustment of Warrants		$ 3,312,887.04
Sale of Stock			$ 2,700,000
Freight App Inc [Member]
Warrant exercise price | $ / shares	$ 0.01		$ 0.01		$ 0.25
Short Term borrowings					$ 1,731,881	$ 1,300,015			$ 250,000
Fair Value Adjustment of Warrants				$ 1,039,070	(497,759)
Warrants expired				Aug. 26, 2027
Proceeds from Notes Payable					2,620,000
Change in fair value of warrant liabilities			$ 497,759		497,759
Warrants and Rights Outstanding	0.75
Freight App Inc [Member] | September Promissory Note [Member]
Fair Value Adjustment of Warrants			2,692,396
Proceeds from Notes Payable			1,192,396
Freight App Inc [Member] | December Promissory Note [Member]
Fair Value Adjustment of Warrants	$ 2,756,669
Proceeds from Notes Payable	1,636,669				$ 1,636,669
Freight App Inc [Member] | Securities Purchase Agreement [Member]
Sale of Stock	$ 3,391,452		$ 2,700,000
Freight App Inc [Member] | Series A Preferred Stock [Member]
Purchase of warrants | shares				765,862		765,862	765,862
Warrant exercise price | $ / shares				$ 0.25		$ 0.25	$ 0.25
Freight App Inc [Member] | Series A3 Preferred Stock [Member]
Purchase of warrants | shares	2,376,439		1,891,928
Warrant exercise price | $ / shares	$ 1.125		$ 1.125
Fair Value Adjustment of Warrants	$ 1,758,565		$ 1,703,782
Freight App Inc [Member] | Maximum [Member] | September Promissory Note [Member]
Warrant exercise price | $ / shares			$ 1.125
Freight App Inc [Member] | Maximum [Member] | December Promissory Note [Member]
Warrant exercise price | $ / shares	$ 1.125
Freight App Inc [Member] | Series Seed Preferred Warrants [Member]
Warrant exercise price | $ / shares								$ 10.38
Freight App Inc [Member] | Series Seed Preferred Warrants [Member] | Maximum [Member]
Purchase of warrants | shares								7,224
Freight App Inc [Member] | Warrant [Member]
Purchase of warrants | shares	2,376,439		1,891,928
Fair Value Adjustment of Warrants	$ 2,756,669		$ 2,692,396
Freight App Inc [Member] | Warrant [Member] | Series A3 Preferred Stock [Member]
Fair Value Adjustment of Warrants	$ 998,104		$ 988,614
Two Founders [Member] | Freight App Inc [Member]
Purchase of warrants | shares									9,050
Warrant exercise price | $ / shares									$ 5.00